Commitments and Contingencies - Schedule of Operating Lease Costs, Variable Lease Costs and Sub Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 3,263	$ 2,826	$ 3,913	$ 2,592
Variable lease costs	1,551	1,698	2,142	2,127
Sublease income	(2,312)	(1,210)	(1,979)	(861)
Net lease cost	$ 2,502	$ 3,314	$ 4,076	$ 3,858